Digital assets - Schedule of changes in digital assets balance (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 3,815,440	$ 861,230
Additions	4,787,299	5,632,576
Dispositions	(588,159)	(1,906,503)
Unrealized (loss) gain	644,195	(771,863)
Balance	8,658,775	3,815,440
Bitcoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	2,287,611	356,877
Additions	3,699,299	2,827,102
Dispositions	(244,159)	(647,000)
Unrealized (loss) gain	445,120	(249,368)
Balance	6,187,871	2,287,611
Solana [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	1,336,507	350,039
Additions	772,000	2,052,166
Dispositions	(267,000)	(661,503)
Unrealized (loss) gain	150,185	(404,195)
Balance	1,991,692	1,336,507
ETH [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	54,749	0
Additions	0	132,093
Dispositions	0	(47,000)
Unrealized (loss) gain	(5,338)	(30,344)
Balance	49,411	54,749
XRP [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0	0
Additions	231,000	150,000
Dispositions	(77,000)	(150,000)
Unrealized (loss) gain	(13,333)	0
Balance	140,667	0
SUI [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	22,683	0
Additions	0	50,000
Dispositions	0	0
Unrealized (loss) gain	(3,753)	(27,317)
Balance	18,930	22,683
LINK [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	113,890	0
Additions	85,000	221,215
Dispositions	0	0
Unrealized (loss) gain	71,314	(107,325)
Balance	270,204	113,890
Dogecoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 0	154,314
Additions		200,000
Dispositions		(401,000)
Unrealized (loss) gain		46,686
Balance		$ 0